Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
TCW High Dividend Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW High Dividend Equities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized and commenced operations on December 1, 2014, no portfolio turnover figures are available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund's assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities listed on U.S. financial markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective, the portfolio manager primarily utilizes a qualitative approach to identify potentially high yielding dividend securities of U.S. issuers. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will invest primarily in U.S. listed and domiciled companies that have a record of paying dividends, including real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), publicly traded partnerships (“PTPs”), business development companies (“BDCs”) and U.S. equity exchange traded funds (“ETFs”). The Fund may also invest in short-term securities and/or money market instruments, such as commercial paper.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e., holding a “short” position) on assets on which it has long exposure to in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

		Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company's financial condition and in overall market, economic and political conditions.
  price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.
  liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager's choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer's goods or services.
  investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.
  REIT risk: the risk that the value of the Fund's investments in REITs may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free "pass-through" of income under the federal tax law.
  BDC risk: the risk of investing in a BDC, which is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
  PTP and MLP risks: the risk that the value of the Fund's investments will decline due to the Fund's limited control and limited rights to vote on matters affecting a PTP or MLP, risks related to potential conflicts of interest between a PTP or MLP's limited partners and the PTP or MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain PTP or MLP securities may trade in lower volumes due to their smaller capitalizations and as a result may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
  other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including ETFs and REITs, are subject to the risks associated with such investment companies' portfolio securities. Accordingly, the Fund's investment in shares of another investment company will fluctuate based on the performance of such investment company's portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund's expenses.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.
  derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
  counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
  options strategy risk: the risk that the Fund's opportunity to profit from an increase in the market value of its investments may be limited by writing call options.
Please see "Principal Risks of the Funds" for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on December 1, 2014. Performance information will be included after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 1, 2014. Performance information will be included after the Fund has been in operation for one calendar year.
TCW High Dividend Equities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	10.54%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	11.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	10.01%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[2]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	2,302
TCW High Dividend Equities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	10.54%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	11.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	10.26%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[2]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	2,345

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund's assets.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.18% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.